LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share
Schedule of earning per share

The basic loss per share is computed by dividing the Company’s loss attributable to the holders of shares by the weighted average number of ordinary shares outstanding during the period.

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands (except per share amounts)

Net loss per year as reported in the statements of comprehensive loss	7,180	13,362	29,093
Weighted average of ordinary shares outstanding during the period	7,791	11,448	17,660
Basic and diluted loss per share	(0.92)	(1.17)	(1.65)